Mezzanine Equity	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Temporary Equity
16.	MEZZANINE EQUITY
Prior to the completion of USIPO in June 2021, the Group issued redeemable convertible preferred shares as presented in the following table.

Series	Average Issue Price per Share	Issuance Date	Shares Issued at issuance date	Issued and Outstanding shares before conversion upon	Proceeds from Issuance, net of issuance cost	Accretion of interest	Modification of Mezzanine equity	Repurchase of preferred shares	Conversion of preferred shares Amount	Carrying Amount
	USD				USD	USD	USD	USD	USD	USD
A-1	0.03386	06/05/2015	1,139,355,179	949,479,433	119,697	—	—	(19,948)	(99,749)	—
A-2	0.09305	07/08/2015	214,928,417	204,934,452	29,062	—	—	(1,351)	(27,711)	—
A-3	0.09305	20/07/2016	376,124,692	358,930,419	50,859	—	—	(2,325)	(48,534)	—
A-4	0.16048	27/04/2017	1,431,243,120	1,425,011,610	243,899	54,684	—	(1,300)	(297,283)	—
A-5	0.00009	27/03/2014	724,612,240	687,241,088	65	20	—	(5)	(80)	—
A-5	0.00001	15/05/2018	48,936,447	48,936,447	9,616	—	—	—	(9,616)	—
A-6	0.00578	09/06/2014	397,653,060	397,653,060	2,300	690	—	—	(2,990)	—
A-7	0.02608	27/01/2015	695,016,200	695,016,200	18,128	5,438	—	—	(23,566)	—
A-8	0.07651	21/07/2015	392,106,200	392,106,200	30,000	9,000	—	—	(39,000)	—
A-9	0.10862	23/ 07/2016	303,819,062	133,697,101	33,000	9,900	—	(24,022)	(18,878)	—
A-10	0.13207	23/12/2016	272,591,789	272,591,789	36,000	10,800	—	—	(46,800)	—
A-10	0.15550	27/12/2017	3,154,996	3,154,996	491	51	—	—	(542)	—
A-11	0.16015	17/03/2017	249,759,201	249,759,201	40,000	12,000	—	—	(52,000)	—
A-12	0.16588	19/09/2017	429,972,942	429,972,942	71,325	21,398	—	—	(92,723)	—
A-13	0.16048	30/10/2018	186,944,757	186,944,757	30,000	9,000	—	—	(39,000)	—
A-14	0.16048	04/01/2018	281,297,804	281,297,804	45,141	13,542	—	—	(58,683)	—
A-15	0.36740	15/05/2018	5,204,626,301	5,204,626,301	1,900,668	573,655	8,346	—	(2,482,669)	—
A-16	0.57436	19/11/2020	2,942,381,074	2,942,381,074	1,689,511	90,064	—	—	(1,779,575)	—
A-16	0.57436	17/06/2021	104,463,233	104,463,233	60,000	—	—	—	(60,000)	—
Total			15,398,986,714	14,968,198,107	4,409,762	810,242	8,346	(48,951)	(5,179,399)	—

In November 2020, the Group issued 2,942,381,074 Series A-16 Preferred Shares (with par value of US$0.00001) at US$0.5744 per share for an aggregate
purchase price of US$1,690,000 to a group of investors. The Group recorded RMB11,081,037 as the initial carrying amount of the preferred shares, after the reduction of the issuance cost of RMB3,216. The Group uses interest method to accrete the carrying value of the Series A-16 Preferred Shares by RMB65,199 for the year ended December 31, 2020.
In connection with the issuance of Series A-16 Preferred Shares, the Company and other Series
A
Preferred Shares investors agreed to modify certain terms related to shareholders’ rights, such as the postponed redemption date and the increased equity value threshold that would trigger the loss of preferred shareholders’ liquidation preference. As these changes in terms related to the preferred shareholders’ rights represented a modification as opposed to an extinguishment of preferred shares, the Company recorded the increase of RMB
54,887
in fair value of preferred shares as a result of this modification as a deemed dividend.
The Group did not identify any derivatives embedded in the preferred shares that were subject to bifurcation and fair value accounting. The Group also determined that there was no beneficial conversion feature attributable to the preferred shares, as
the effective conversion price was not less than the fair value of ordinary shares on the respective commitment date.
In May 2021, the Company repurchased 170,121,961 preferred shares from certain shareholders at US$0.9864 per share. These repurchases resulted in a reduction of mezzanine equity by RMB153,237, a reduction of APIC by RMB877,732, and compensation expenses of RMB39,549. The compensation expenses were computed as the excess of the repurchase prices over the fair values of the preferred shares repurchased as of respective repurchase dates.
In June 2021, the Group issued 104,463,233 Series
A-16
Preferred Shares (with par value of US$0.00001) at US$0.5744 per share for an aggregate purchase price of RMB385,788 to Sinopec Capital Co., Ltd. in accordance with an share purchase agreement negotiated in November 2020. The Group recorded
RMB385,788 as the initial carrying amount of the preferred shares, after the reduction of the issuance cost. The Group used interest method to accrete the carrying value of the Series
A-16
Preferred Shares by RMB518,432 to the redemption value for the years ended December 31, 2021.
Upon the completion of USIPO on June 22, 2021, 14,968,198,107 Preferred Shares were automatically converted into 2,721,822 Class B ordinary shares and 14,965,476,285 Class A ordinary shares on a one-on-one
basis, which resulted in an increase of APIC by RMB8,389 and RMB33,587,714, respectively.